Exhibit 99.55

Client Name:
Client Project Name:	OBX 2021- NQM1
Start - End Dates:	5/12/2017 - 1/11/2021
Deal Loan Count:	68

Conditions Report 2.0

Loans in Report:	666
Loans with Conditions:	65

42 - Total Active Conditions
42 - Non-Material Conditions
31 - Credit Review Scope
9 - Category: Assets
6 - Category: Credit/Mtg History
2 - Category: DTI
6 - Category: Income/Employment
6 - Category: LTV/CLTV
2 - Category: Terms/Guidelines
1 - Property Valuations Review Scope
1 - Category: FEMA
10 - Compliance Review Scope
6 - Category: Federal Consumer Protection
1 - Category: RESPA
3 - Category: TILA
138 - Total Satisfied Conditions

27 - Credit Review Scope
4 - Category: Assets
2 - Category: Credit/Mtg History
3 - Category: DTI
4 - Category: Income/Employment
1 - Category: Insurance
2 - Category: Legal Documents
8 - Category: Terms/Guidelines
3 - Category: Title
41 - Property Valuations Review Scope
34 - Category: Appraisal
7 - Category: FEMA
70 - Compliance Review Scope
4 - Category: Ability to Repay/Qualified Mortgage
1 - Category: Compliance Manual
2 - Category: Documentation
63 - Category: TILA/RESPA Integrated Disclosure
0 - Total Waived Conditions

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